February 28, 2025

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:	Carillon Series Trust
File Nos. 033-57986 and 811-07470
Post-Effective Amendment No. 115
Dear Sir or Madam:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Carillon Series Trust (“Trust”) is Post-Effective Amendment No. 115 to the Trust’s currently effective Registration Statement on Form N‑1A (“PEA No. 115”) relating to the Carillon Chartwell Small Cap Fund (“Fund”).  This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.
The purpose of this filing is to reflect changes to the Fund’s subadviser, name, investment objective, principal investment strategies and principal risks.
The Trust has elected that this filing become automatically effective May 1, 2025, pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.
Very truly yours, /s/ Kathy Kresch Ingber Kathy Kresch Ingber

Attachments

cc:  Susan L. Walzer
Carillon Tower Advisers, Inc.